INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

Intangible assets as of December 31, 2021 and June 30, 2022 are summarized as follows:

	As of December 31, 2021
		Accumulated
	Gross carrying amount	amortization	Net carrying amount
	RMB	RMB	RMB
Intangible assets
TJ103	11,670	(2,334)	9,336
IPR&D TJ101	110,330	—	110,330
Total intangible assets	122,000	(2,334)	119,666

	As of June 30, 2022
		Accumulated
	Gross carrying amount	amortization	Net carrying amount
	RMB	RMB	RMB
Intangible assets
TJ103	11,670	(2,723)	8,947
IPR&D TJ101	110,330	—	110,330
Total intangible assets	122,000	(2,723)	119,277

The two IPR&D assets (TJ103 and TJ101) were acquired from the business combination of I-Mab Tianjin and its subsidiaries including Chengdu Tasgen Bio-Tech Co., Ltd. and Shanghai Tianyunjian Bio-Tech Co., Ltd. (together the “Tasgen Group”) in 2017. The licensor of these IPR&D assets was Genexine, Inc. The gross carrying amounts represent the fair value assigned to the respective research and development assets. At the date of acquisition, all three assets had not reached technological feasibility. They were considered indefinite lived.

IPR&D related to TJ103 was subsequently determined to have a finite useful life as a result of an out-licensing arrangement. Consequently, the Group uses the straight-line method to amortize the asset. The amortization for the six months ended June 30, 2021 and 2022 was RMB389 and RMB389, recognized as research and development expenses in the consolidated statements of comprehensive loss, respectively. The estimated amortization expense for each of the five succeeding fiscal years is RMB778.

As of December 31, 2021 and June 30, 2022, there was no impairment of the value of the Group’s intangible assets.